SHARE-BASED COMPENSATION PROGRAMS	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION PROGRAMS	SHARE-BASED COMPENSATION PROGRAMS
Compensation costs for 2022, 2021 and 2020 for share-based payment arrangements as further described herein are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Performance Shares	$31	$17	$11
Stock Options	1	—	7
Restricted Stock Units	296	257	234
Total compensation expenses	$328	$274	$252
Income Tax Benefit	$68	$58	$52

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (together the “Omnibus Plans”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2022, the common stock reserved and available for issuance under the Omnibus Plans was 22 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.
Retirement and Protection
Equity awards for R&P employees, financial professionals and directors in 2022, 2021 and 2020 were granted under the Omnibus Plans. All grants discussed in this section will be settled in shares of Holdings’ common stock.
For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2022, 2021, and 2020 grants were considered immaterial in the recognition of compensation cost.
Annual Awards
Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’ equity programs for 2022, 2021 and 2020 consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.
Holdings RSUs
Holdings RSUs granted to R&P employees under an annual program vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.
Holdings Stock Options
Holdings stock options granted to R&P employees have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.
Holdings Performance Shares
Holdings performance shares granted to R&P employees are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on the Company’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares is established once all applicable Non-GAAP ROE targets are determined and approved. The fair value of the awards was measured using the closing price of the Holdings share on the grant date.
The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.
Director Awards
Holdings makes annual grants of unrestricted Holdings shares to non-employee directors of Holdings, Equitable Financial and Equitable America. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.
Prior Equity Award Grants
In 2017 and prior years, equity awards for employees, financial professional and directors in our businesses were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.
The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.
Investment Management and Research
Employees and directors in our Investment Management and Research business participate in several unfunded long-term incentive compensation plans maintained by AB. Awards under these plans are linked to AB Holding Units.
Under the AB 2017 Long Term Incentive Plan (“2017 Plan”), which was adopted at a special meeting of AB Holding Unit holders held on September 29, 2017, the following forms of awards may be granted to AB employees and Directors: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a “phantom” award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding Units.
AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its long-term incentive compensation plans and for other corporate purposes. During 2022, 2021, and 2020 AB purchased 5.2 million, 5.6 million and 5.4 million AB Holding Units for $212 million, $262 million and $149 million, respectively. These amounts reflect open-market purchases of 2.3 million, 2.6 million and 3.1 million AB Holding Units for $92.7 million, $117.9 million and $74.0 million, respectively, with the remainder relating to purchases of AB Holding Units from AB employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding Units purchased by AB employees as part of a distribution reinvestment election.
During 2022, 2021, and 2020 AB granted 4.7 million, 7 million and 5.7 million restricted AB Holding units to AB employees and directors, respectively.
During 2022, 2021, and 2020 AB Holding issued 6 thousand, 100 thousand and 5 thousand AB Holding Units, respectively, upon exercise of options to buy AB Holding Units. AB Holding used the proceeds of $100 thousand, $3 million and $147 thousand respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.
As of December 31, 2022, no options to buy AB Holding Units had been granted and 29.8 million AB Holding Units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 30.2 million AB Holding Units were available for grant as of December 31, 2022.
Summary of Stock Option Activity
A summary of activity in the Holdings, AB and AXA option plans during 2022 as follows:

	Options Outstanding
	EQH Shares		AB Holding Units		AXA Ordinary Shares
	Number Outstanding (in 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (in 000’s)	Weighted Average Exercise Price
Options outstanding at January 1, 2022	2,040	$21.69	5,774	$20.12	874	€ 22.39
Options granted	—	—	—	—	—	—
Options exercised	(73)	18.05	(5,774)	20.12	(181)	—
Options forfeited, net	(24)	22.58	—	—	(27)	—
Options expired	—	—	—	—	—	—
Options outstanding at December 31, 2022	1,943	$21.75	—	$—	666	€ 22.95
Aggregate intrinsic value (1)		$5,895		$—		€—
Weighted average remaining contractual term (in years)	6.55		0.00		4.00
Options exercisable at December 31, 2022	1,517	$21.45	—	$—	630	€ 23.03
Aggregate intrinsic value (1)		$5,058		$—		€—
Weighted average remaining contractual term (in years)	6.41		0.00		3.91
_______________
(1)    Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2022 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher than market prices, intrinsic value is shown as zero.
A summary of stock option grant assumptions activity in the Company option plans during the years ended December 31, 2022, 2021, and 2020 follows:

	EQH Shares (1)
	2022 (2)	2021 (2)	2020
Dividend yield	—%	—%	2.59%
Expected volatility	—%	—%	26.00%
Risk-free interest rates	—%	—%	1.19%
Expected life in years	—	—	6.0
Weighted average fair value per option at grant date	$—	$—	$4.37
_______________
(1)    The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.
(2)    No stock options granted during the years ended December 31, 2022 and 2021.
As of December 31, 2022, approximately $74 thousand of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Company over a weighted-average period of 0.2 years. Approximately $113 thousand of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Company over a weighted average period of 0.1 years.
Summary of Restricted Stock Unit Award Activity
The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.
As of December 31, 2022, approximately 3 million Holdings RSUs remain unvested. Unrecognized compensation cost related to these awards totaled approximately $33 million and is expected to be recognized over a weighted-average period of 1.64.
As of December 31, 2022, approximately 15 million AB Holding Unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $114 million is expected to be recognized over a weighted-average period of 6.1 years.
The following table summarizes Holdings restricted share units activity for 2022.

	Shares of Holdings Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of January 1, 2022	3,228,733	$21.15
Granted	1,340,926	33.28
Forfeited	(172,349)	28.39
Vested	(1,608,145)	23.03
Unvested as of December 31, 2022	2,789,165	$29.46
Summary of Performance Award Activity
As of December 31, 2022, approximately 1.3 million Holdings awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 1.53 years.
The following table summarizes Holdings and AXA performance awards activity for 2022.

	Shares of Holdings Performance Awards	Weighted-Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted-Average Grant Date Fair Value
Unvested as of January 1, 2022	1,217,222	$28.93	62,747	$21.28
Granted	704,769	33.01	—	—
Forfeited	(107,921)	28.43	—	—
Vested	(486,475)	23.89	(62,747)	21.28
Unvested as of December 31, 2022	1,327,595	$32.98	—	$—